Contract Balances, Performance Obligations and Contract Costs - Contract Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023
Contract Balances, Performance Obligations and Contract Costs
Capitalized contract cost, net, total	$ 19.0	$ 18.6
Capitalized contract cost, amortization	$ 6.9	$ 6.6	$ 5.8